Consolidated Balance Sheets (Parentheticals) - USD ($)	Oct. 31, 2015	Oct. 31, 2014
Allowance for doubtful accounts	$ 63,011	$ 92,988
Preferred stock, authorized (in shares)	1,000,000	1,000,000
Preferred stock, issued (in shares)	0	0
Preferred stock, outstanding (in shares)	0	0
Preferred stock, no par value (in dollars per share)	$ 0	$ 0
Common stock, authorized (in shares)	50,000,000	50,000,000
Common stock, no par value (in dollars per share)	$ 0	$ 0
Common stock, issued (in shares)	7,059,548	6,839,778
Common stock, outstanding (in shares)	7,059,548	6,839,778